LONG-TERM DEBT AND CREDIT FACILITIES - Corporate revolving credit and term loan facilities (Details) - USD ($) $ in Millions					12 Months Ended
	Jul. 28, 2017	Jul. 12, 2017	Mar. 04, 2016	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Letters of credit and surety bonds					$ 1,732.6	$ 1,733.2
Debt facility utilized thoughout the year					494.7	175.0
Repayment of debt					$ 500.0	425.0
Standby fee applicable to unused availability					0.40%
Revolving credit facility
Long-term debt
Maximum borrowing	$ 1,500.0
Extended maturity term	1 year
Debt facility utilized thoughout the year				$ 175.0	$ 21.0	$ 104.5
Repayment of debt		$ 500.0	$ 175.0
Revolving credit facility | LIBOR Plus
Long-term debt
Interest Rates (as a percent)					2.00%
Letter of credit | Minimum
Long-term debt
Interest Rates (as a percent)					1.33%
Letter of credit | Maximum
Long-term debt
Interest Rates (as a percent)					2.00%